Corporate Income Taxes-Changes to Net Deferred Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 1,112	$ 263
Deferred tax benefit (expense) for the year recorded in income	(267)	669	$ (331)
Deferred tax benefit (expense) for the year recorded in equity	100	212	(60)
Disposed in divestitures		9
Other	(43)	(41)
Ending balance	$ 902	$ 1,112	$ 263